Debt - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Apr. 25, 2014	Dec. 31, 2007	Oct. 31, 2013
Debt Instrument [Line Items]
Debt interest payments	Interest on all debt is payable semiannually at the stated rates. However, the 6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 (the “6.70% Debentures”) will only bear interest at this fixed annual rate through, but excluding, June 15, 2017. Thereafter, the 6.70% Debentures will bear interest at an annual rate equal to the three-month LIBOR plus 2.0175%, and interest will be payable quarterly until the 6.70% Debentures are redeemed or retired
Interest payment frequency	Payable semiannually
Payment of debt	$ 0	$ 150,000,000	$ 350,000,000
Gains (losses) on extinguishment of debt	(4,800,000)	(4,300,000)	(1,800,000)
Discretionary Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	100,000,000	100,000,000
Line of Credit Facility, Interest Rate Description	advances under the Line of Credit (if any) will bear interest at a variable rate equal to the higher of PNC's Prime Rate or the sum of the Federal Funds Open Rate plus 50 basis points.
Line of Credit Facility, Amount Outstanding	0	0
Discretionary Line of Credit | Federal Funds Rate
Debt Instrument [Line Items]
Basis points	0.50%
4.35% Senior Notes due 2044
Debt Instrument [Line Items]
Debt Instrument, Face Amount	350,000,000	0		350,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.35%			4.35%
Proceeds from Debt, Net of Issuance Costs				346,300,000
Debt Related Commitment Fees and Debt Issuance Costs				700,000
Unrealized Gain (Loss)	(1,600,000)			(1,600,000)
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067
Debt Instrument [Line Items]
Debt Instrument, Face Amount	1,000,000,000	1,000,000,000
Debt Instrument, Interest Rate, Stated Percentage	6.70%
Unrealized Gain (Loss)					34,400,000
Repurchase of debt, face amount	44,300,000	54,100,000
Gains (losses) on extinguishment of debt	(4,800,000)	(4,300,000)
Fixed interest rate term	10 years
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Three Month LIBOR
Debt Instrument [Line Items]
Basis points	2.0175%
6.70% Fixed-to-Floating Rate Junior Subordinated Debentures due 2067 | Net unrealized gains on forecasted transactions
Debt Instrument [Line Items]
Cash flow hedge gain reclassification from accumulated other comprehensive income to net realized gains/losses on securities	500,000	800,000	600,000
7% Notes due 2013
Debt Instrument [Line Items]
Payment of debt						$ 150,000,000